Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
Accrued salaries and wages	$ 1,839	$ 1,549	$ 1,398
Accrued professional fees	1,065	1,273	93
Accrued license fees	3,300	3,300	3,300
Accrued interest	271	267
BOD compensation	313	242
Other accrued expenses	1,232	865	590
Total accrued expenses	$ 8,020	$ 7,496	$ 5,381